Eaton Vance

Municipal Bond Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 170.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.6%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$745,913
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	505	623,862
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,465,899

		$6,835,674

Education — 16.2%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$10,225	$10,961,609
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	4,750	5,466,442
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	4,550	5,031,481
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	11,347,513
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33(1)	3,000	3,643,470
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	779,265
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,893,128
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,335,638
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,433,735
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	11,179,559
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	902,173
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	11,219,100
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	1,675	2,116,195
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,125	1,407,589
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	10,505,235
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	16,800	16,846,200
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,660,500
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	200	206,276
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	561,550
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	455,748
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,505,138
State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	794,580
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,671,280
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	8,820,975
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,587,680
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,691,000
University of Michigan, 5.00%, 4/1/48(1)	3,500	4,240,005

		$177,263,064

Electric Utilities — 5.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,650	$3,010,241
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,222,450
Michigan Public Power Agency, 5.00%, 1/1/43	700	737,317
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	530,830

Security	Principal Amount (000’s omitted)	Value
Omaha Public Power District, NE, 5.00%, 2/1/40(1)	$16,000	$18,236,800
Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	11,934,800
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	11,300	11,741,265
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	4,110	4,395,398
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,712,800

		$59,521,901

Escrowed/Prerefunded — 16.1%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,121,432
Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	270	295,531
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	9,715	10,276,139
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	16,900	17,527,835
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	10,455	10,649,254
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	940	957,465
Franklin County Industrial Development Authority, PA, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	1,000	1,039,840
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,514,888
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35	1,000	1,031,520
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35(1)	15,000	15,472,800
Kalamazoo Hospital Finance Authority, MI, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	430	460,435
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,221,800
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,323,520
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,511,831
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	6,617,531
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,410	1,508,376
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/20, 5.25%, 11/15/40	4,735	4,999,971
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	5,505	6,036,453
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,825,900
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	13,800	14,939,742
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	615	707,508
North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,676,400
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	108,795
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	300,884
Ohio Turnpike Commission, Prerefunded to 2/15/20, 5.00%, 2/15/31	1,000	1,022,800
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,710	1,837,771
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	7,545	8,044,479
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	947,283

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	$135	$142,634
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	184,896
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	767,246
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	809,871
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,750,982
Pennsylvania Turnpike Commission, Prerefunded to 12/1/21, 5.25%, 12/1/31	1,000	1,094,560
South Fork Municipal Authority, PA, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	260,140
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,612,155
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	469,427
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	5,899,126
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	10,754,000
Washington County Industrial Development Authority, PA, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	593,981

		$176,317,201

General Obligations — 28.6%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,577,708
Boston, MA, 5.00%, 5/1/38(1)	2,000	2,471,280
California, 5.00%, 10/1/33(1)	18,800	22,059,356
California, 5.00%, 8/1/46(1)	15,000	17,624,250
Chicago, IL, 5.00%, 1/1/44	19,880	21,783,709
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	10,000	10,340,400
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,662,101
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	6,500	8,897,720
District of Columbia, 5.00%, 6/1/43(1)	12,000	14,479,680
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,548,359
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	23,529,400
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,536,678
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,106,860
Massachusetts, 5.00%, 9/1/38(1)	18,500	22,642,705
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/27	260	274,284
Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	10,936,000
New York, 5.00%, 2/15/34(1)	2,750	2,907,547
New York, NY, 5.00%, 10/1/32	10,000	11,063,300
Ocean County, NJ, 4.00%, 9/1/30(1)	775	908,564
Ocean County, NJ, 5.00%, 9/1/28(1)	700	889,623
Ocean County, NJ, 5.00%, 9/1/29(1)	725	917,466
Ohio, 5.00%, 2/1/37(1)	2,225	2,627,658
Oregon, 5.00%, 8/1/35(1)	6,750	7,225,402
Oregon, 5.00%, 8/1/36	1,290	1,378,378
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,210,630
Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,386,405
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,922,148
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	7,819,050
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,113,152
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,397,739
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,633,800

Security	Principal Amount (000’s omitted)	Value
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	$2,150	$2,549,663
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,656,205
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	635	717,315
Washington, 4.00%, 7/1/28(1)	10,000	10,707,700
Washington, 5.00%, 2/1/35(1)	23,500	26,674,850
Washington, 5.00%, 2/1/38(1)	10,000	12,102,200
Wayland, MA, 5.00%, 2/1/33	340	358,224
Wayland, MA, 5.00%, 2/1/36	510	536,597
Will County, IL, 5.00%, 11/15/45(1)	19,725	22,219,621
Winchester, MA, 5.00%, 4/15/36	160	169,437

		$313,563,164

Hospital — 12.7%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$957,627
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,000	1,061,650
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,879,421
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	278,558
Colorado Health Facilities Authority, (Adventist Health System/Sunbelt Obligated Group), 4.00%, 11/15/41(1)	7,950	8,584,728
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,582,316
Grand Traverse Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	750	807,503
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	282,133
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,542,175
Kent Hospital Finance Authority, MI, (Spectrum Health System), 5.00%, 1/15/31	750	801,675
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	10,856,800
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,616,600
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	2,375	2,745,595
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	781,688
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,002,960
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	8,607,357
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	533,195
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	755	803,524
Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	541,325
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	155,023
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	2,070,355
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,623,850
Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	259,745
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/32	500	524,955
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Series 2012A, 5.00%, 1/1/32	12,500	13,503,875
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	175,528
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	627,416

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	$165	$182,450
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,731,088
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	694,609
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,107,430
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,190,320
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,823,880
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	14,760,180
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,881,696
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,479,879
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,369,170

		$139,428,279

Housing — 0.1%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$186,197
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,036,740

		$1,222,937

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,840	$5,017,289

		$5,017,289

Insured-Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$712,208

		$712,208

Insured-Education — 2.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$990,409
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,444,611
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	15,900	21,522,399
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	1,015,207

		$24,972,626

Insured-Electric Utilities — 2.2%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,930,067
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,251,838
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	525,020
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	5,640	6,315,446
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,212,650
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	1,095	1,159,112
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,530	1,649,998
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	530,998
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	1,085	1,173,373

		$23,748,502

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 2.1%
Erie Sewer Authority, PA, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	$180	$161,275
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,654,034
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,412,800
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	665	709,588
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,449,837
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,482,439

		$22,869,973

Insured-General Obligations — 7.9%
Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$562,915
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	13,600	14,862,352
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	6,035,805
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	11,464,065
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	695,650
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	9,284,031
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,569,072
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	15,866,077
Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	750	836,693
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,573,170
McKeesport School District, PA, (NPFG), 0.00%, 10/1/21	2,555	2,447,153
Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	13,989,252
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	1,985,928
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,733,439
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	554,455

		$86,460,057

Insured-Hospital — 0.0%(2)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$302,438

		$302,438

Insured-Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$10,000	$10,080,200
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	1,340	1,350,747

		$11,430,947

Insured-Lease Revenue/Certificates of Participation — 0.3%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$2,734,660
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	628,835

		$3,363,495

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$11,236,729
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,750	7,787,897

		$19,024,626

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 6.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,982,189
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/21	1,000	964,220
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/23	1,245	1,156,455
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	3,665	3,330,569
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	16,346,563
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	985,635
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	18,000	25,043,940
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	420	349,721
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	901,410
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,459,462
Pennsylvania Turnpike Commission, (AGM), Escrowed to Maturity, 5.25%, 7/15/30	1,435	1,921,709
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,411,120

		$74,852,993

Insured-Transportation — 9.5%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,785,950
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,260	1,400,944
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	2,200	2,453,000
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,750	1,948,100
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,115	1,242,311
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,279,248
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	9,665	9,834,137
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,842,082
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,381,140
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	10,285,250
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	10,000	10,946,700
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,009,100
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	2,320	2,341,112
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,310,800
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,359,371
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,592,643
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	786,860
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,311,092
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	480,952
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	22,844,275
South Jersey Transportation Authority, NJ, (AGC), 5.50%, 11/1/33	180	182,324
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	10,102,174

		$103,719,565

Insured-Water and Sewer — 4.5%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$12,710,229
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,300,100
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,543,142
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,414,730
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,537,622
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,719,435
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,845	3,254,168

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	$2,435	$2,773,928
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,970	3,360,703
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,435	2,741,664
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	1,934,806
Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	635	617,899
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,525
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.00%, 9/1/33(3)	1,250	1,625,338
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	890	905,353

		$49,659,642

Lease Revenue/Certificates of Participation — 2.9%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$755	$805,336
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,315,136
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,544,872
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	2,235	2,258,892
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	24,726,925

		$31,651,161

Other Revenue — 1.4%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,463,693
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,455	1,551,219
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,960	2,140,712

		$15,155,624

Senior Living/Life Care — 0.1%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$574,397
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	706,563
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	250,679

		$1,531,639

Special Tax Revenue — 20.0%
Allegheny County Port Authority, PA, 5.75%, 3/1/29	$1,500	$1,605,780
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	14,425	17,211,766
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	11,828,700
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	450	538,097
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	1,800	2,133,954
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	22,027,600
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,725,000
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,100	1,348,094
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,334,190
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,361,720
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,009,372
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,583,702
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,772,865
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	11,029,500
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	5,000	5,484,150

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	$3,120	$3,427,133
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,634,800
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,261,302
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,749,302
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	15,071,160
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,155,100
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46(1)	14,000	15,245,720
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,750	4,209,037
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	13,750	15,402,062
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	6,000	7,183,200
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,068,772
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,566,300

		$219,968,378

Transportation — 15.5%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,141,920
Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/38	2,105	2,422,245
Chicago, IL, (O’Hare International Airport), Series 2018B, 5.00%, 1/1/38	1,500	1,813,230
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,845	4,383,761
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	5,940	6,756,334
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,150	1,373,169
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	4,575	5,399,049
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,567,100
Illinois Toll Highway Authority, 5.00%, 1/1/41(1)	12,425	14,391,008
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,736,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,750	3,879,900
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	1,000	1,017,020
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	508,510
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	5,000	5,768,000
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,520	1,666,680
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	12,920	13,443,389
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	141,876
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,504,800
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,143,310
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,223,657
New Jersey Turnpike Authority, 5.00%, 1/1/48(1)	10,000	12,007,700
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,156,991
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	700	725,648
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	2,635	2,730,229
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,810	1,876,318
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,155	1,196,742
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	190	200,745
Port Authority of New York and New Jersey, 4.00%, 9/1/43(1)	14,000	15,501,640
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	16,400	18,708,464
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,168,002
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,175,650
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	3,750	4,478,700
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,677,510
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	294,465

		$170,179,962

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 11.9%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	$3,750	$4,502,813
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	5,900	7,058,052
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	25,000	28,807,750
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	17,683,200
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	2,625	2,846,261
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	2,345	2,549,484
Detroit, MI, Water Supply System, 5.25%, 7/1/41	3,210	3,415,857
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	2,976,725
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,372,420
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,231,025
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,245,781
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	11,023,400
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	1,000	1,064,680
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	268,915
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,713,431
Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	3,178,922
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	18,098,885

		$131,037,601

Total Tax-Exempt Municipal Securities — 170.4% (identified cost $1,729,730,442)		$1,869,810,946

Trust Units — 0.0%(2)

Security	Notional Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.0%(2)
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(4)	$159	$135,328
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(4)	483	351,740

Total Trust Units — 0.0%(2) (identified cost $449,066)		$487,068

Total Investments — 170.4% (identified cost $1,730,179,508)		$1,870,298,014

Other Assets, Less Liabilities — (70.4)%		$(772,885,666)

Net Assets — 100.0%		$1,097,412,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.4%
Texas	10.1%
Others, representing less than 10% individually	74.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 22.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

(4)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,869,810,946	$—	$1,869,810,946
Trust Units	—	487,068	—	487,068
Total Investments	$—	$1,870,298,014	$—	$1,870,298,014

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.